UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Limited-Term Diversified Income Fund

June 30, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Limited-Term Diversified Income Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Limited-Term Diversified Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

©2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from January 1, 2014 to June 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2014 to June 30, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from January 1, 2014 to June 30, 2014 (Unaudited)

Delaware Limited-Term Diversified Income Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	1/1/14	6/30/14	Expense Ratio	1/1/14 to 6/30/14*
Actual Fund return†
Class A	$1,000.00	$1,012.70	0.85%	$4.24
Class B	1,000.00	1,012.70	0.85%	4.24
Class C	1,000.00	1,009.60	1.70%	8.47
Class R	1,000.00	1,010.90	1.20%	5.98
Institutional Class	1,000.00	1,013.40	0.70%	3.49
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class B	1,000.00	1,020.58	0.85%	4.26
Class C	1,000.00	1,016.36	1.70%	8.50
Class R	1,000.00	1,018.84	1.20%	6.01
Institutional Class	1,000.00	1,021.32	0.70%	3.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation

Delaware Limited-Term Diversified Income Fund	As of June 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	2.10%
Agency Mortgage-Backed Securities	4.06%
Collateralized Debt Obligations	1.04%
Commercial Mortgage-Backed Securities	0.59%
Convertible Bonds	1.34%
Corporate Bonds	47.07%
Banking	9.62%
Basic Industry	2.61%
Brokerage	0.35%
Capital Goods	1.73%
Communications	3.76%
Consumer Cyclical	5.88%
Consumer Non-Cyclical	5.61%
Electric	4.11%
Energy	4.42%
Finance Companies	0.73%
Financial Services	0.25%
Healthcare	0.20%
Industrial	0.56%
Insurance	1.80%
Media	0.18%
Natural Gas	0.43%
REIT	0.05%
Services	0.24%
Technology	2.59%
Technology & Electronics	0.18%
Telecommunications	0.15%
Transportation	1.48%
Utility	0.14%
Municipal Bonds	0.80%
Non-Agency Asset-Backed Securities	37.77%
Non-Agency Collateralized Mortgage Obligations	0.25%
Senior Secured Loans	0.73%
Sovereign Bonds	0.22%
Supranational Bank	0.04%

Security type / sector allocation

Delaware Limited-Term Diversified Income Fund

Security type / sector	Percentage of net assets
U.S. Treasury Obligation	0.07%
Convertible Preferred Stock	0.06%
Short-Term Investments	2.75%
Total Value of Securities	98.91%
Receivables and Other Assets Net of Liabilities	1.09%
Total Net Assets	100.00%

Schedule of investments

Delaware Limited-Term Diversified Income Fund	June 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Asset-Backed Securities – 0.02%

Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	213,201	$234,606
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	3,283	3,435
Freddie Mac Structured Pass Through Securities
Series T-30 A5 8.61% 12/25/30 ¿ •	5,629	6,036
SLM Student Loan Trust
Series 2004-4 A4 0.359% 1/25/19 •	4,555	4,550

Total Agency Asset-Backed Securities (cost $225,251)		248,627

Agency Collateralized Mortgage Obligations – 2.10%

E.F. Hutton Trust III
Series 1 A 0.983% 10/25/17 •	608	606
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.99% 2/19/30 •	39,283	44,731
Series 2002-T1 A2 7.00% 11/25/31	91,522	107,840
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	1,152	1,325
Series 2002-W1 2A 6.566% 2/25/42 •	113,728	133,198
Series 2003-52 NA 4.00% 6/25/23	189,977	201,358
Series 2003-120 BL 3.50% 12/25/18	632,777	659,446
Series 2004-36 FA 0.552% 5/25/34 •	484,366	485,348
Series 2004-49 EB 5.00% 7/25/24	57,213	62,946
Series 2005-66 FD 0.452% 7/25/35 •	2,073,958	2,068,499
Series 2005-110 MB 5.50% 9/25/35	23,159	25,156
Series 2006-105 FB 0.572% 11/25/36 •	143,895	144,292
Series 2010-29 PA 4.50% 10/25/38	182,490	191,493
Series 2010-75 NA 4.00% 9/25/28	659,817	686,560
Series 2011-88 AB 2.50% 9/25/26	324,004	331,391
Series 2011-105 FP 0.552% 6/25/41 •	3,918,796	3,901,949
Series 2011-113 MC 4.00% 12/25/40	478,420	502,510
Freddie Mac REMICs
Series 2901 CA 4.50% 11/15/19	239,737	251,692
Series 2931 GC 5.00% 1/15/34	116,781	120,367
Series 3016 FL 0.542% 8/15/35 •	165,394	165,963
Series 3027 DE 5.00% 9/15/25	58,537	64,087
Series 3067 FA 0.502% 11/15/35 •	4,675,783	4,671,617
Series 3232 KF 0.602% 10/15/36 •	142,225	142,674
Series 3241 FM 0.532% 11/15/36 •	57,675	57,760
Series 3297 BF 0.392% 4/15/37 •	1,423,295	1,422,583
Series 3316 FB 0.452% 8/15/35 •	252,543	252,222
Series 3416 GK 4.00% 7/15/22	1,023	1,041
Series 3737 NA 3.50% 6/15/25	259,492	272,167

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 3780 LF 0.552% 3/15/29 •	853,078	$854,640
Series 3800 AF 0.652% 2/15/41 •	3,083,932	3,098,723
Series 3803 TF 0.552% 11/15/28 •	779,158	784,231
Series 4163 CW 3.50% 4/15/40	4,310,376	4,463,804
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN2 M2 1.802% 4/25/24 •	315,000	317,153
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ¿	47,525	55,625
Series T-54 2A 6.50% 2/25/43 ¿	1,079	1,276
Series T-58 2A 6.50% 9/25/43 ¿	783,074	891,701
Series T-60 1A4C 4.728% 3/25/44 ¿ •	324,464	326,565

Total Agency Collateralized Mortgage Obligations (cost $27,656,502)		27,764,539

Agency Mortgage-Backed Securities – 4.06%

Fannie Mae
6.50% 8/1/17	33,877	35,397
9.00% 11/1/15	15,463	15,619
10.00% 10/1/30	99,172	111,229
10.50% 6/1/30	26,322	26,913
Fannie Mae ARM
2.118% 3/1/38 •	7,944	8,435
2.212% 8/1/34 •	172,928	182,450
2.228% 9/1/38 •	2,281,949	2,445,214
2.238% 4/1/36 •	43,582	46,831
2.275% 12/1/33 •	156,824	165,487
2.305% 4/1/36 •	7,274	7,724
2.344% 4/1/36 •	733,445	782,993
2.362% 8/1/36 •	54,199	58,230
2.37% 6/1/34 •	111,438	118,248
2.382% 11/1/35 •	568,953	606,570
2.437% 6/1/36 •	227,817	243,782
2.44% 11/1/35 •	56,808	60,861
2.48% 7/1/36 •	117,138	128,002
2.527% 7/1/36 •	136,758	148,537
3.474% 1/1/41 •	273,053	286,228
3.586% 11/1/39 •	356,299	381,761
4.535% 11/1/39 •	2,488,246	2,633,978
5.142% 8/1/35 •	37,537	40,337
Fannie Mae FHAVA
7.50% 3/1/25	2,263	2,270
10.00% 1/1/19	34,057	34,636

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 15 yr
4.00% 11/1/25	5,074,870	$5,437,123
4.00% 5/1/27	1,584,265	1,697,480
4.50% 9/1/20	1,583,719	1,681,979
5.00% 9/1/18	157,067	166,664
5.00% 10/1/18	1,890	2,005
5.00% 2/1/19	3,820	4,088
5.00% 5/1/21	20,414	21,732
5.00% 9/1/25	11,116,658	12,120,390
5.50% 1/1/23	11,392	12,516
5.50% 4/1/23	43,361	47,631
6.00% 3/1/18	799,079	835,862
6.00% 8/1/22	35,044	38,441
7.00% 11/1/14	13	13
8.00% 10/1/16	28,722	29,711
Fannie Mae S.F. 20 yr
5.50% 12/1/29	145,628	163,506
6.00% 9/1/29	569,602	645,651
6.50% 2/1/22	83,862	94,558
Fannie Mae S.F. 30 yr
4.50% 11/1/40	1,096,454	1,188,236
4.50% 2/1/41	534,114	578,683
4.50% 4/1/41	1,289,506	1,397,683
5.00% 4/1/33	373,295	416,708
5.00% 3/1/34	5,340	5,957
5.50% 12/1/32	42,770	48,092
5.50% 3/1/35	133,927	150,392
5.50% 7/1/36	63,725	71,644
5.50% 2/1/37	542,255	606,732
6.00% 9/1/34	400	453
6.00% 11/1/34	1,307	1,471
6.00% 4/1/36	10,013	11,268
6.00% 12/1/36	781,491	886,472
6.00% 2/1/37	172,686	194,875
6.00% 5/1/38	63,710	71,798
6.00% 1/1/39	436,603	491,722
6.50% 6/1/29	1,577	1,781
6.50% 1/1/34	2,211	2,493
6.50% 4/1/36	3,873	4,374
6.50% 6/1/36	9,421	10,623
6.50% 10/1/36	8,416	9,489
6.50% 8/1/37	1,929	2,175
7.00% 12/1/34	1,816	2,052

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
7.00% 12/1/35	1,813	$2,037
7.00% 4/1/37	841,722	939,859
7.00% 12/1/37	7,104	8,008
7.50% 6/1/31	1,022	1,221
7.50% 11/1/31	10,077	11,495
7.50% 4/1/32	505	578
7.50% 5/1/33	1,312	1,328
7.50% 6/1/34	722	828
8.00% 11/1/21	239	263
8.00% 7/1/23	1,471	1,524
8.00% 5/1/24	66,305	73,433
9.00% 8/1/22	22,299	23,882
9.25% 6/1/16	2,410	2,420
9.25% 8/1/16	11,307	11,354
10.00% 2/1/25	108,395	119,952
11.00% 8/1/20	4,174	4,225
Freddie Mac
6.00% 1/1/17	286	286
6.50% 3/1/16	130,433	134,565
Freddie Mac ARM
2.265% 10/1/36 •	8,660	9,201
2.35% 4/1/33 •	83,403	84,378
2.356% 7/1/36 •	56,748	60,505
2.356% 2/1/37 •	7,683	8,169
2.375% 2/1/35 •	126,445	134,977
2.464% 4/1/34 •	27,457	29,342
2.53% 1/1/44 •	927,020	948,956
2.608% 7/1/38 •	1,890,702	2,024,582
4.406% 6/1/37 •	382,291	402,287
4.912% 8/1/38 •	38,094	40,410
6.239% 10/1/37 •	430,572	463,561
Freddie Mac S.F. 15 yr
4.50% 6/1/26	322,042	345,661
5.00% 6/1/18	1,035	1,099
5.00% 4/1/20	152,510	161,946
5.00% 12/1/22	24,973	27,018
8.00% 7/1/16	9,748	9,953
Freddie Mac S.F. 30 yr
4.50% 10/1/39	595,584	644,985
4.50% 10/1/43	449,844	487,747
5.50% 6/1/36	61,283	68,626
5.50% 11/1/36	138,036	154,422

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr
5.50% 3/1/40	340,371	$379,398
6.00% 1/1/38	130,939	146,960
6.00% 6/1/38	352,358	395,585
6.00% 8/1/38	4,409,364	4,986,803
7.00% 11/1/33	648	746
8.00% 5/1/31	78,474	89,189
9.00% 9/1/30	78,389	85,392
11.00% 5/1/20	1,925	2,190
11.50% 6/1/15	677	680
11.50% 8/1/15	606	609
11.50% 2/1/16	1,488	1,511
11.50% 3/1/16	2,607	2,630
GNMA I S.F. 15 yr
6.00% 1/15/22	2,006,944	2,184,044
GNMA I S.F. 30 yr
7.50% 12/15/23	48,929	57,195
7.50% 12/15/31	74,845	89,166
7.50% 1/15/32	1,644	2,016
8.00% 6/15/30	7,549	7,859
9.00% 5/15/16	1,664	1,670
9.00% 8/15/16	389	413
9.00% 9/15/16	1,258	1,280
9.00% 2/15/17	1,437	1,443
9.50% 12/15/16	1,403	1,483
9.50% 8/15/17	585	588
11.00% 10/15/15	14	14
11.00% 11/15/15	1,254	1,260
11.00% 1/15/16	965	983
11.00% 2/15/16	7,256	7,289
11.00% 9/15/16	422	424
11.00% 12/15/17	4,861	4,885
11.00% 4/15/19	3,919	3,938
11.00% 5/15/19	2,050	2,060
11.00% 6/15/19	10,783	10,961
11.00% 8/15/19	5,402	5,645
GNMA II GPM 30 yr
9.75% 12/20/16	3,727	3,747
9.75% 9/20/17	3,362	3,380
GNMA II S.F. 30 yr
9.50% 11/20/20	948	969
9.50% 9/20/21	7,152	8,100
9.50% 10/20/21	25,996	29,528

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

GNMA II S.F. 30 yr
9.50% 11/20/21	21,333	$24,179
10.50% 6/20/20	1,497	1,504
11.00% 9/20/15	4,751	4,808
11.00% 10/20/15	598	607
11.50% 1/20/18	6,891	7,205
11.50% 8/20/18	9,508	9,558
12.00% 2/20/15	95	95
12.00% 4/20/15	580	582
12.00% 5/20/15	157	157
12.00% 7/20/15	109	110
12.00% 8/20/15	977	981
12.00% 9/20/15	1,922	1,944
12.00% 10/20/15	2,487	2,523

Total Agency Mortgage-Backed Securities (cost $52,524,043)		53,747,624

Collateralized Debt Obligations – 1.04%

Acis CLO 2014-3
Series 2014-3A AX 144A 1.588% 2/1/26 #•	3,500,000	3,500,000
Blue Hill CLO
Series 2013-1A X 144A 1.226% 1/15/17 #•	3,750,000	3,750,000
GSC Partners Fund VII
Series 2006-7A B 144A 0.777% 5/25/20 #•	571,163	570,083
KKR Financial
Series 2005-1A A1 144A 0.498% 4/26/17 #•	903,535	902,831
Sound Point CLO
Series 2013-3A X 144A 1.228% 1/21/26 #•	5,000,000	5,000,000

Total Collateralized Debt Obligations (cost $13,718,604)		13,722,914

Commercial Mortgage-Backed Securities – 0.59%

Credit Suisse Commercial Mortgage Trust
Series 2006-C1 AAB 5.643% 2/15/39 •	36,797	37,230
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	1,360,000	1,539,485
FREMF Mortgage Trust
Series 2012-K708 B 144A 3.891% 2/25/45 #•	2,010,000	2,110,777
Series 2013-K712 B 144A 3.483% 5/25/45 #•	505,000	517,023
Goldman Sachs Mortgage Securities Trust
Series 2006-GG6 A4 5.553% 4/10/38 •	1,160,000	1,225,575
Merrill Lynch Mortgage Trust
Series 2004-BPC1 A5 4.855% 10/12/41 •	1,856,881	1,864,550

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.376% 11/14/42 •	500,000	$522,698

Total Commercial Mortgage-Backed Securities (cost $7,589,125)		7,817,338

Convertible Bonds – 1.34%

Chesapeake Energy 2.25% exercise price $80.36, expiration date 12/14/38	1,000,000	968,750
Jefferies Group 3.875% exercise price $45.29, expiration date 10/31/29	1,355,000	1,454,084
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	15,261,000	15,299,153

Total Convertible Bonds (cost $17,887,831)		17,721,987

Corporate Bonds – 47.07%

Banking – 9.62%
Banco Daycoval 144A 5.75% 3/19/19 #	500,000	522,750
Banco Nacional de Costa Rica 144A 4.875% 11/1/18 #	500,000	513,750
Bank Nederlandse Gemeenten 144A 1.75% 10/6/15 #	2,000	2,037
Bank of America 4.00% 4/1/24	4,515,000	4,616,962
Bank of Georgia 144A 7.75% 7/5/17 #	500,000	540,000
Bank of Montreal 2.375% 1/25/19	4,580,000	4,659,614
BB&T 5.20% 12/23/15	6,410,000	6,817,888
BBVA International Preferred SAU 5.919% 4/29/49 •	500,000	523,750
BBVA U.S. Senior 4.664% 10/9/15	2,005,000	2,096,903
Branch Banking & Trust
0.55% 9/13/16 •	9,975,000	9,940,646
2.85% 4/1/21	870,000	880,970
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.25% 1/14/19	5,690,000	5,768,607
Credit Suisse 2.30% 5/28/19	4,890,000	4,903,501
Finansbank 144A 5.15% 11/1/17 #	500,000	509,250
HBOS 144A 6.75% 5/21/18 #	6,450,000	7,443,494
JPMorgan Chase
3.625% 5/13/24	3,895,000	3,918,678
6.75% 1/29/49 •	2,705,000	2,924,781
7.90% 4/29/49 •	1,000,000	1,122,500
JPMorgan Chase Bank 0.56% 6/13/16 •	1,750,000	1,744,586
Morgan Stanley 5.00% 11/24/25	6,240,000	6,669,936
Northern Trust 3.95% 10/30/25	1,135,000	1,182,265
Oversea-Chinese Banking 144A 4.00% 10/15/24 #•	2,095,000	2,134,174
PNC Bank 2.20% 1/28/19	6,860,000	6,934,946
PNC Financial Services Group 3.90% 4/29/24	1,595,000	1,628,578
PNC Preferred Funding Trust II 144A 1.453% 3/31/49 #•	2,200,000	2,142,250

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Popular 7.00% 7/1/19	1,000,000	$1,020,000
RBS Capital Trust I 2.099% 12/29/49 •	1,000,000	1,005,000
Santander Holdings USA 4.625% 4/19/16	2,090,000	2,223,058
Siam Commercial Bank 144A 3.50% 4/7/19 #	500,000	509,066
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	4,580,000	4,630,403
Societe Generale 8.25% 9/29/49 •	1,000,000	1,089,625
SunTrust Bank
0.517% 8/24/15 •	1,310,000	1,308,808
2.35% 11/1/18	3,850,000	3,903,230
2.50% 5/1/19	6,230,000	6,316,678
Swedbank 144A 2.375% 2/27/19 #	2,000,000	2,025,008
Turkiye Is Bankasi 144A 3.75% 10/10/18 #	500,000	492,750
Union Bank 2.625% 9/26/18	3,460,000	3,561,766
USB Capital IX 3.50% 10/29/49 •	6,960,000	5,968,200
USB Realty 144A 1.373% 12/29/49 #•	400,000	370,000
Wells Fargo
2.15% 1/15/19	3,580,000	3,616,351
3.00% 1/22/21	3,000,000	3,065,283
4.10% 6/3/26	525,000	532,862
Yapi ve Kredi Bankasi 144A 5.25% 12/3/18 #	500,000	514,000
Zions Bancorp
4.50% 3/27/17	2,325,000	2,482,863
4.50% 6/13/23	1,680,000	1,736,090
7.75% 9/23/14	685,000	696,354

		127,210,211

Basic Industry – 2.61%
Arch Coal 144A 8.00% 1/15/19 #	1,000,000	992,500
CF Industries 6.875% 5/1/18	7,410,000	8,719,503
First Quantum Minerals 144A 7.25% 10/15/19 #	500,000	525,000
Georgia-Pacific 144A 5.40% 11/1/20 #	5,750,000	6,645,948
HD Supply 11.50% 7/15/20	1,000,000	1,205,000
Headwaters 144A 7.25% 1/15/19 #	750,000	796,875
Imperial Metals 144A 7.00% 3/15/19 #	1,000,000	1,030,000
INEOS Group Holdings 144A 5.875% 2/15/19 #	500,000	513,750
International Paper
5.25% 4/1/16	550,000	588,097
7.50% 8/15/21	3,000,000	3,828,021
Kissner Milling 144A 7.25% 6/1/19 #	750,000	774,375
LSB Industries 7.75% 8/1/19	500,000	537,500
MMC Finance 4.375% 4/30/18	500,000	503,750
Monsanto 3.375% 7/15/24	2,175,000	2,193,914
Perstorp Holding 144A 8.75% 5/15/17 #	1,000,000	1,077,500

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Plains Exploration & Production 6.50% 11/15/20	705,000	$790,481
Rock-Tenn
3.50% 3/1/20	1,675,000	1,725,803
4.45% 3/1/19	945,000	1,024,983
Vedanta Resources 144A 6.00% 1/31/19 #	500,000	519,400
Wise Metals Group 144A 8.75% 12/15/18 #	500,000	545,000

		34,537,400

Brokerage – 0.35%
Jefferies Group 5.125% 1/20/23	2,415,000	2,593,536
Lazard Group 6.85% 6/15/17	1,762,000	2,000,385

		4,593,921

Capital Goods – 1.73%
Beverage Packaging Holdings Luxembourg II 144A
6.00% 6/15/17 #	200,000	205,500
Cemex Espana Luxembourg 144A 9.25% 5/12/20 #	500,000	549,375
Crane 2.75% 12/15/18	1,805,000	1,848,062
Ingersoll-Rand Global Holding 2.875% 1/15/19	4,630,000	4,751,144
John Deere Capital 1.70% 1/15/20	14,000,000	13,608,630
Metalloinvest Finance 144A 6.50% 7/21/16 #	500,000	524,375
OAS Investments 144A 8.25% 10/19/19 #	500,000	518,750
TransDigm 7.50% 7/15/21	750,000	834,375

		22,840,211

Communications – 3.76%
American Tower Trust I 144A 1.551% 3/15/43 #	3,775,000	3,763,003
CC Holdings GS V 3.849% 4/15/23	1,165,000	1,171,689
Columbus International 144A 7.375% 3/30/21 #	300,000	324,375
Crown Castle Towers 144A 3.214% 8/15/15 #	2,790,000	2,835,262
Digicel Group 144A 8.25% 9/30/20 #	1,500,000	1,642,500
Interpublic Group 2.25% 11/15/17	1,600,000	1,628,843
MTS International Funding 144A 8.625% 6/22/20 #	300,000	356,370
Myriad International Holdings 144A 6.375% 7/28/17 #	500,000	553,750
SBA Tower Trust 144A 2.24% 4/16/18 #	1,995,000	1,983,345
SES 144A 3.60% 4/4/23 #	3,111,000	3,154,010
SES Global Americas Holdings 144A 2.50% 3/25/19 #	1,695,000	1,708,969
TBG Global PTE 144A 4.625% 4/3/18 #	500,000	508,750
Telefonica Emisiones 4.57% 4/27/23	1,100,000	1,170,447
Telemar Norte Leste 144A 5.50% 10/23/20 #	500,000	514,850
Time Warner
3.55% 6/1/24	5,135,000	5,108,955
8.25% 4/1/19	6,300,000	7,991,046
Turk Telekomunikasyon 144A 3.75% 6/19/19 #	500,000	495,763

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
Verizon Communications
4.50% 9/15/20	3,165,000	$3,486,219
5.15% 9/15/23	4,530,000	5,078,909
Viacom 2.50% 9/1/18	5,560,000	5,688,458
VimpelCom Holdings 144A 6.255% 3/1/17 #	500,000	528,125

		49,693,638

Consumer Cyclical – 5.88%
CVS Caremark 2.25% 12/5/18	8,960,000	9,078,989
Daimler Finance North America 144A 1.875% 1/11/18 #	7,370,000	7,443,059
Delphi 4.15% 3/15/24	1,535,000	1,596,966
Ford Motor Credit
3.00% 6/12/17	1,000,000	1,043,986
4.25% 2/3/17	1,800,000	1,934,275
5.00% 5/15/18	5,055,000	5,628,434
Gajah Tunggal Tbk PT 144A 7.75% 2/6/18 #	500,000	512,500
General Motors 144A 3.50% 10/2/18 #	1,665,000	1,706,625
Home Depot 2.25% 9/10/18	6,675,000	6,837,423
Host Hotels & Resorts 3.75% 10/15/23	1,365,000	1,355,315
Hyundai Capital America
144A 2.125% 10/2/17 #	255,000	259,083
144A 2.55% 2/6/19 #	1,000,000	1,009,082
144A 4.00% 6/8/17 #	2,170,000	2,322,139
International Game Technology 5.35% 10/15/23	2,470,000	2,592,389
Magna International 3.625% 6/15/24	1,350,000	1,363,688
Marriott International 3.375% 10/15/20	1,460,000	1,515,814
NPC International 10.50% 1/15/20	1,000,000	1,132,500
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	500,000	512,500
Target 2.30% 6/26/19	3,500,000	3,529,621
Toyota Motor Credit 2.00% 10/24/18	5,055,000	5,116,747
Volkswagen Group of America Finance 144A
2.125% 5/23/19 #	5,180,000	5,189,619
Walgreen 1.80% 9/15/17	10,185,000	10,281,136
Wyndham Worldwide 2.95% 3/1/17	5,570,000	5,789,029

		77,750,919

Consumer Non-Cyclical – 5.61%
Actavis Funding Services 144A 2.45% 6/15/19 #	2,440,000	2,449,670
Amgen 2.20% 5/22/19	5,635,000	5,634,944
Anheuser-Busch InBev Finance 2.15% 2/1/19	8,000,000	8,057,432
Boston Scientific 2.65% 10/1/18	2,390,000	2,445,584
CareFusion 6.375% 8/1/19	2,160,000	2,531,678
Celgene 2.30% 8/15/18	5,810,000	5,909,787
Dr. Pepper Snapple Group 2.00% 1/15/20	6,060,000	5,950,526

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Express Scripts Holding 2.25% 6/15/19	5,500,000	$5,483,379
Ingredion 1.80% 9/25/17	3,545,000	3,550,505
JBS Finance II 144A 8.25% 1/29/18 #	500,000	535,000
Kraft Foods Group 2.25% 6/5/17	6,985,000	7,180,412
Kroger 3.30% 1/15/21	2,490,000	2,552,708
Marfrig Holding Europe 144A 8.375% 5/9/18 #	500,000	534,225
Mattel 1.70% 3/15/18	5,010,000	4,993,036
McKesson 2.284% 3/15/19	6,685,000	6,715,905
Pernod-Ricard 144A 5.75% 4/7/21 #	1,060,000	1,220,256
Quest Diagnostics 2.70% 4/1/19	2,000,000	2,027,646
Thermo Fisher Scientific 2.40% 2/1/19	6,305,000	6,376,038

		74,148,731

Electric – 4.11%
Berkshire Hathaway Energy 2.00% 11/15/18	5,510,000	5,524,960
CenterPoint Energy 5.95% 2/1/17	2,365,000	2,643,157
Commonwealth Edison 2.15% 1/15/19	1,550,000	1,564,421
Electricite de France
144A 2.15% 1/22/19 #	5,410,000	5,446,393
144A 5.25% 1/29/49 #•	280,000	286,336
Israel Electric 144A 5.625% 6/21/18 #	500,000	535,060
Jersey Central Power & Light 5.625% 5/1/16	4,560,000	4,915,575
National Rural Utilities Cooperative Finance 2.15% 2/1/19	6,030,000	6,094,551
NextEra Energy Capital Holdings 2.70% 9/15/19	6,980,000	7,128,206
NV Energy 6.25% 11/15/20	2,960,000	3,497,930
PPL Capital Funding 1.90% 6/1/18	3,810,000	3,810,739
Samruk-Energy 3.75% 12/20/17	500,000	506,875
Southern 2.45% 9/1/18	9,405,000	9,647,292
State Grid Overseas Investment 2014 144A
2.75% 5/7/19 #	2,720,000	2,745,214

		54,346,709

Energy – 4.42%
Anton Oilfield Services Group 144A 7.50% 11/6/18 #	500,000	533,750
CHC Helicopter 9.25% 10/15/20	900,000	985,500
CNOOC Nexen Finance 2014
1.625% 4/30/17	500,000	501,630
4.25% 4/30/24	2,725,000	2,799,632
Comstock Resources 7.75% 4/1/19	1,000,000	1,070,000
Continental Resources 4.50% 4/15/23	3,485,000	3,729,246
El Paso Pipeline Partners Operating
4.30% 5/1/24	55,000	55,668
6.50% 4/1/20	2,975,000	3,499,710
EnLink Midstream Partners 4.40% 4/1/24	2,465,000	2,591,731

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
EOG Resources 2.45% 4/1/20	2,580,000	$2,603,437
KazMunayGas National 144A 9.125% 7/2/18 #	500,000	604,300
Lukoil International Finance 144A 3.416% 4/24/18 #	500,000	497,500
MIE Holdings 144A 7.50% 4/25/19 #	500,000	530,410
NGL Energy Partners 144A 5.125% 7/15/19 #	500,000	503,750
Ocean Rig UDW 144A 7.25% 4/1/19 #	1,000,000	992,500
Offshore Drilling Holding 144A 8.375% 9/20/20 #	500,000	556,250
ONGC Videsh 2.50% 5/7/18	500,000	495,215
Pacific Rubiales Energy 144A 5.375% 1/26/19 #	500,000	522,500
Petrobras Global Finance 3.112% 3/17/20 •	500,000	514,975
Petrohawk Energy 7.25% 8/15/18	9,605,000	10,061,238
Petroleos de Venezuela 8.50% 11/2/17	500,000	468,900
Plains Exploration & Production 6.875% 2/15/23	1,000,000	1,175,000
Shell International Finance BV 2.00% 11/15/18	9,800,000	9,946,157
Sunoco Logistics Partners Operations 3.45% 1/15/23	1,870,000	1,848,041
Williams Partners 7.25% 2/1/17	7,945,000	9,086,077
Woodside Finance 144A 8.75% 3/1/19 #	1,365,000	1,733,827
YPF 144A 8.875% 12/19/18 #	500,000	530,000

		58,436,944

Finance Companies – 0.73%
General Electric Capital
144A 3.80% 6/18/19 #	2,235,000	2,376,775
6.00% 8/7/19	3,620,000	4,292,868
7.125% 12/29/49 •	2,500,000	2,955,098

		9,624,741

Financial Services – 0.25%
Ares Capital 4.875% 11/30/18	1,000,000	1,065,154
Legg Mason 2.70% 7/15/19	2,220,000	2,238,226

		3,303,380

Healthcare – 0.20%
Immucor 11.125% 8/15/19	1,000,000	1,120,000
Kinetic Concepts 10.50% 11/1/18	500,000	566,250
Tenet Healthcare 144A 5.00% 3/1/19 #	1,000,000	1,016,250

		2,702,500

Industrial – 0.56%
URS 3.85% 4/1/17	7,140,000	7,446,370

		7,446,370

Insurance – 1.80%
American International Group
6.40% 12/15/20	2,585,000	3,124,963
8.25% 8/15/18	505,000	627,982
Chubb 6.375% 3/29/67 •	3,030,000	3,382,238

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance (continued)
MetLife 1.756% 12/15/17	5,105,000	$5,161,512
Metropolitan Life Global Funding I 144A 1.875% 6/22/18 #	5,265,000	5,285,165
Pricoa Global Funding I
144A 1.60% 5/29/18 #	1,050,000	1,030,212
144A 2.20% 5/16/19 #	3,855,000	3,866,553
Prudential Financial 5.625% 6/15/43 •	1,200,000	1,289,616

		23,768,241

Media – 0.18%
Clear Channel Communications 144A 10.00% 1/15/18 #	250,000	242,814
Numericable Group 144A 4.875% 5/15/19 #	1,000,000	1,027,500
WideOpenwest Finance 144A 10.25% 7/15/19 #	1,000,000	1,128,750

		2,399,064

Natural Gas – 0.43%
Sempra Energy 2.30% 4/1/17	5,490,000	5,639,509

		5,639,509

REIT – 0.05%
Healthcare Trust of America Holdings 3.375% 7/15/21	670,000	671,403

		671,403

Services – 0.24%
Algeco Scotsman Global Finance 144A 10.75% 10/15/19 #	1,000,000	1,035,000
BlueLine Rental Finance 144A 7.00% 2/1/19 #	1,000,000	1,070,000
Interactive Data 144A 5.875% 4/15/19 #	1,000,000	1,021,220

		3,126,220

Technology – 2.59%
Apple 3.45% 5/6/24	2,810,000	2,847,216
Baidu
2.75% 6/9/19	2,000,000	2,010,094
3.25% 8/6/18	500,000	517,834
Corning 1.45% 11/15/17	3,800,000	3,739,523
EMC 2.65% 6/1/20	1,155,000	1,166,038
National Semiconductor 6.60% 6/15/17	3,325,000	3,851,567
NetApp
3.25% 12/15/22	400,000	385,878
3.375% 6/15/21	2,415,000	2,422,658
Oracle 2.25% 10/8/19	5,480,000	5,473,862
Seagate HDD Cayman 144A 4.75% 1/1/25 #	2,305,000	2,299,238
Tencent Holdings 144A 3.375% 5/2/19 #	1,250,000	1,279,526
Xerox
5.625% 12/15/19	3,300,000	3,792,700
6.35% 5/15/18	3,890,000	4,524,097

		34,310,231

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology & Electronics – 0.18%
Advanced Micro Devices 144A 6.75% 3/1/19 #	500,000	$534,375
First Data 12.625% 1/15/21	500,000	616,875
iGATE 144A 4.75% 4/15/19 #	750,000	766,875
Sanmina 144A 4.375% 6/1/19 #	500,000	500,625

		2,418,750

Telecommunications – 0.15%
Telecom Italia Capital 7.175% 6/18/19	750,000	870,000
Zayo Group 10.125% 7/1/20	1,000,000	1,161,250

		2,031,250

Transportation – 1.48%
DP World Sukuk 144A 6.25% 7/2/17 #	500,000	554,400
ERAC USA Finance 144A 2.80% 11/1/18 #	3,355,000	3,468,677
Norfolk Southern 3.85% 1/15/24	1,450,000	1,512,044
Penske Truck Leasing
144A 2.50% 6/15/19 #	5,200,000	5,215,532
144A 3.75% 5/11/17 #	2,700,000	2,870,872
Union Pacific 2.25% 2/15/19	3,260,000	3,321,115
United Parcel Service 5.125% 4/1/19	2,340,000	2,680,989

		19,623,629

Utility – 0.14%
Calpine 144A 7.875% 1/15/23 #	666,000	745,920
EDP Finance 144A 4.90% 10/1/19 #	1,000,000	1,060,100

		1,806,020

Total Corporate Bonds (cost $608,547,001)		622,429,992

Municipal Bonds – 0.80%

Railsplitter Tobacco Settlement Authority, Illinois Revenue
5.00% 6/1/15	3,995,000	4,152,763
University of California
0.652% 7/1/41 •	6,385,000	6,385,255

Total Municipal Bonds (cost $10,429,113)		10,538,018

Non-Agency Asset-Backed Securities – 37.77%

Ally Master Owner Trust
Series 2012-3 A1 0.852% 7/15/17 •	9,000,000	9,039,294
Series 2013-1 A2 1.00% 2/15/18	745,000	747,318
Series 2013-2 A 0.602% 4/15/18 •	5,050,000	5,059,146
Series 2014-2 A 0.522% 1/16/18 •	4,000,000	4,000,000
American Express Credit Account Master Trust
Series 2008-6 A 1.352% 2/15/18 •	2,500,000	2,528,190
Series 2011-1 B 0.852% 4/17/17 •	3,750,000	3,753,398

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

American Express Credit Account Master Trust
Series 2013-1 A 0.572% 2/16/21 •	17,185,000	$17,233,273
Series 2014-1 A 0.522% 12/15/21 •	2,100,000	2,103,078
ARI Fleet Lease Trust
Series 2012-B A 144A 0.452% 1/15/21 #•	6,987,714	6,983,004
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	820,000	858,738
Bank of America Credit Card Trust
Series 2007-A4 A4 0.192% 11/15/19 •	6,495,000	6,449,197
Barclays Dryrock Issuance Trust
Series 2014-2 A 0.491% 3/16/20 •	2,500,000	2,500,000
BMW Floorplan Master Owner Trust
Series 2012-1A A 144A 0.552% 9/15/17 #•	10,300,000	10,331,806
Cabela’s Master Credit Card Trust
Series 2010-2A A2 144A 0.852% 9/17/18 #•	9,630,000	9,679,517
Series 2012-1A A2 144A 0.682% 2/18/20 #•	4,600,000	4,634,877
Series 2012-2A A2 144A 0.632% 6/15/20 #•	6,000,000	6,040,068
Series 2014-1 A 0.502% 3/16/20 •	6,700,000	6,703,712
California Republic Auto Receivables Trust
Series 2013-2 A2 1.23% 3/15/19	2,422,546	2,439,579
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.202% 11/15/19 •	14,085,000	14,015,152
Series 2007-A2 A2 0.232% 12/16/19 •	5,000,000	4,978,380
Series 2007-A7 A7 5.75% 7/15/20	855,000	971,961
Series 2013-A2 A2 0.332% 2/15/19 •	7,500,000	7,499,430
Series 2013-A3 A3 0.96% 9/16/19	3,335,000	3,335,414
Series 2014-A3 A3 0.532% 1/18/22 •	5,250,000	5,255,444
Chase Issuance Trust
Series 2007-B1 B1 0.402% 4/15/19 •	2,000,000	1,987,510
Series 2012-A2 A2 0.422% 5/15/19 •	12,000,000	12,010,572
Series 2012-A6 A 0.282% 8/15/17 •	675,000	675,000
Series 2012-A10 A10 0.412% 12/16/19 •	6,041,000	6,034,856
Series 2013-A3 A3 0.432% 4/15/20 •	15,000,000	14,995,770
Series 2013-A6 A6 0.572% 7/15/20 •	4,000,000	4,010,652
Series 2013-A9 A 0.572% 11/16/20 •	8,900,000	8,919,536
Chesapeake Funding
Series 2012-2A A 144A 0.601% 5/7/24 #•	7,849,209	7,861,351
Series 2014-1A A 144A 0.571% 3/7/26 #•	12,000,000	12,013,800
Citibank Credit Card Issuance Trust
Series 2013-A2 A2 0.434% 5/26/20 •	8,995,000	8,997,752
Series 2013-A4 A4 0.574% 7/24/20 •	800,000	802,671
Series 2013-A7 A7 0.584% 9/10/20 •	5,100,000	5,121,058
Series 2014-A2 A2 1.02% 2/22/19	7,000,000	6,996,444

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Conseco Financial
Series 1997-6 A8 7.07% 1/15/29	206,555	$211,738
Discover Card Execution Note Trust
Series 2011-A4 A4 0.502% 5/15/19 •	7,810,000	7,839,053
Series 2012-A4 A4 0.522% 5/15/19 •	13,755,000	13,807,640
Series 2013-A1 A1 0.452% 8/17/20 •	9,300,000	9,312,918
Series 2013-A3 A3 0.332% 10/15/18 •	5,000,000	4,999,730
Series 2013-A5 A5 1.04% 4/15/19	5,000,000	5,016,825
Series 2013-A6 A6 0.602% 4/15/21 •	1,290,000	1,295,890
Series 2014-A1 A1 0.582% 7/15/21 •	4,465,000	4,479,444
Series 2014-A3 A3 1.22% 10/15/19	1,175,000	1,177,599
Enterprise Fleet Financing
Series 2013-2 A2 144A 1.06% 3/20/19 #	3,883,968	3,900,638
Series 2014-1 A2 144A 0.87% 9/20/19 #	2,500,000	2,499,988
Fifth Third Auto Trust
Series 2014-2 A2B 0.312% 4/17/17 •	5,410,000	5,430,407
Ford Credit Floorplan Master Owner Trust
Series 2013-1 A1 0.85% 1/15/18	4,000,000	4,013,332
Series 2013-1 A2 0.532% 1/15/18 •	8,500,000	8,516,193
Series 2014-1 A2 0.552% 2/15/19 •	2,590,000	2,591,044
GE Dealer Floorplan Master Note Trust
Series 2012-2 A 0.903% 4/22/19 •	24,865,000	25,093,559
Series 2012-4 A 0.593% 10/20/17 •	9,125,000	9,145,321
Series 2013-1 A 0.553% 4/20/18 •	15,090,000	15,133,323
GE Equipment Transportation
Series 2013-1 A3 0.69% 11/25/16	5,825,000	5,835,543
Series 2014-1 A3 0.97% 4/23/18	3,000,000	3,001,311
Golden Credit Card Trust
Series 2012-3A A 144A 0.602% 7/17/17 #•	17,580,000	17,621,542
Series 2012-5A A 144A 0.79% 9/15/17 #	1,050,000	1,053,074
Series 2013-2A A 144A 0.582% 9/15/18 #•	7,000,000	7,025,011
Series 2014-2A A 144A 0.602% 3/15/21 #•	6,000,000	6,016,896
Gracechurch Card Funding
Series 2012-1A A1 144A 0.852% 2/15/17 #•	14,615,000	14,662,908
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A 0.89% 7/15/17 #	2,985,000	2,989,483
Hertz Fleet Lease Funding
Series 2014-1 A 144A 0.554% 4/10/28 #•	8,000,000	8,003,920
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A 1.01% 9/15/17 #	1,310,000	1,312,062
M&T Bank Auto Receivables Trust
Series 2013-1A A3 144A 1.06% 11/15/17 #	8,000,000	8,052,032
Master Credit Card Trust II
Series 2012-2A A 144A 0.78% 4/21/17 #	3,500,000	3,506,804

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35 #•	51,366	$51,418
Mercedes-Benz Master Owner Trust
Series 2012-BA A 144A 0.422% 11/15/16 #•	7,345,000	7,346,425
Motor
Series 2013-1A A1 144A 0.652% 2/25/21 #•	5,530,000	5,535,602
Navistar Financial Dealer Note Master Trust
Series 2013-2 A 144A 0.832% 9/25/18 #•	3,000,000	3,008,628
Nissan Auto Receivables Owner Trust
Series 2013-C A3 0.67% 8/15/18	2,675,000	2,672,354
Nissan Master Owner Trust Receivables
Series 2012-A A 0.622% 5/15/17 •	5,000,000	5,012,385
Series 2013-A A 0.452% 2/15/18 •	7,420,000	7,423,673
PFS Financing
Series 2013-AA A 144A 0.702% 2/15/18 #•	9,300,000	9,307,635
Series 2014-AA A 144A 0.752% 2/15/19 #•	8,000,000	8,012,000
Trade MAPS 1
Series 2013-1A A 144A 0.854% 12/10/18 #•	5,000,000	5,017,200
Trafigura Securitisation Finance
Series 2012-1A A 144A 2.552% 10/15/15 #•	3,700,000	3,739,023
Volkswagen Auto Lease Trust
Series 2014-A A2B 0.363% 10/20/16 •	8,400,000	8,403,133
Wheels
Series 2014-1A A2 144A 0.84% 3/20/23 #	2,795,000	2,794,592

Total Non-Agency Asset-Backed Securities
(cost $498,134,211)		499,436,244

Non-Agency Collateralized Mortgage Obligations – 0.25%

American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 f	70,714	72,388
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	88,780	91,712
Series 2005-6 7A1 5.50% 7/25/20	73,917	75,384
Bank of America Mortgage Securities
Series 2002-K 2A1 2.501% 10/20/32 •	3,453	3,481
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M1 1.102% 5/25/24 •	2,559,987	2,562,954
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.631% 5/19/27 #•	95,044	96,391
JPMorgan Mortgage Trust
Series 2006-A2 3A3 5.269% 4/25/36 •	260,180	239,127
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-EE 3A1 2.561% 12/25/34 •	17,864	18,155

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 2.615% 4/25/36 •	205,873	$201,098

Total Non-Agency Collateralized Mortgage Obligations (cost $3,235,315)		3,360,690

Senior Secured Loans – 0.73%«

Avast Software 1st Lien 5.00% 3/18/20	493,750	494,984
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	500,000	513,854
Clear Channel Communications Tranche B 3.65% 1/29/16	500,000	497,030
Fieldwood Energy 8.375% 2/10/24	246,305	254,705
First Data Tranche B 1st Lien 4.00% 3/24/21	350,000	351,281
Great Wolf Resorts 1st Lien 4.50% 7/31/20	496,241	498,179
Hostess Brands 1st Lien 6.75% 3/12/20	748,125	778,211
Ikaria 5.00% 2/4/22	500,000	504,064
Immucor Tranche B2 5.00% 8/19/18	744,707	750,059
KIK Custom Products 1st Lien 5.50% 5/17/19	497,492	498,502
LTS Buyer 2nd Lien 8.00% 3/15/21	316,250	321,257
Mauser Holdings 2nd Lien 8.25% 6/30/22	1,000,000	990,000
Momentive Performance Materials Dip 4.00% 4/15/15	500,000	501,719
Otterbox Tranche B 5.75% 5/30/20	635,000	631,031
Republic of Angola 6.57% 12/16/23	510,000	510,000
Rite Aid 2nd Lien 5.75% 8/3/20	750,000	767,625
Samson Investment 2nd Lien 5.00% 9/25/18	500,000	501,027
Univision Communications Tranche C4 4.00% 3/1/20	248,125	248,241

Total Senior Secured Loans (cost $9,570,288)		9,611,769

Sovereign Bonds – 0.22%Δ

Gabon – 0.04%
Gabonese Republic 144A 8.20% 12/12/17 #	450,000	516,312

		516,312

Indonesia – 0.04%
Perusahaan Penerbit Indonesia 144A 6.125% 3/15/19 #	500,000	558,125

		558,125

Kenya – 0.02%
Kenya Government International Bond 144A
5.875% 6/24/19 #	300,000	306,600

		306,600

Pakistan – 0.04%
Pakistan Government International Bond 144A
7.25% 4/15/19 #	500,000	513,750

		513,750

	Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

Slovenia – 0.04%
Slovenia Government International Bond 144A
4.75% 5/10/18 #	500,000	$540,625

		540,625

Sri Lanka – 0.04%
Sri Lanka Government International Bond 144A
6.00% 1/14/19 #	500,000	527,500

		527,500

Total Sovereign Bonds (cost $2,938,675)		2,962,912

Supranational Bank – 0.04%

African Export-Import Bank 3.875% 6/4/18	500,000	492,000

Total Supranational Bank (cost $500,750)		492,000

U.S. Treasury Obligation – 0.07%

U.S. Treasury Notes
2.50% 5/15/24	865,000	863,851

Total U.S. Treasury Obligation (cost $862,489)		863,851

	Number of Shares

Convertible Preferred Stock – 0.06%

Dominion Resources 6.375% exercise price $87.20, expiration date 7/1/17	10,250	539,406
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	5,775	311,542

Total Convertible Preferred Stock (cost $844,035)		850,948

	Principal amount°

Short-Term Investments – 2.75%

Discount Notes – 2.32%≠
Federal Home Loan Bank
0.03% 7/21/14	4,650,268	4,650,217
0.05% 7/28/14	148,503	148,500
0.05% 8/14/14	14,209,479	14,209,138
0.05% 8/15/14	1,374,945	1,374,911
0.06% 8/18/14	7,413,649	7,413,449
0.075% 11/19/14	2,889,511	2,888,945

		30,685,160

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

U.S. Treasury Obligation – 0.43%≠
U.S. Treasury Bill 0.093% 11/13/14	5,657,650	$5,656,671

		5,656,671

Total Short-Term Investments (cost $36,339,852)		36,341,831

Total Value of Securities – 98.91%
(cost $1,291,003,085)		$1,307,911,284

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $334,853,823 which represented 25.32% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.

Δ	Securities have been classified by country of origin.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2014.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2014.

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(11)	U.S. Treasury 5 yr Notes	$(1,315,673)	$(1,314,070)	10/6/14	$1,603
(1,448)	U.S. Treasury 10 yr Notes	(181,165,592)	(181,248,875)	9/22/14	(83,283)
(6)	U.S. Treasury 2 yr Notes	(1,319,046)	(1,317,563)	10/6/14	1,483

		$(183,800,311)			$(80,197)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

CLO – Collateralized Loan Obligation

FHAVA – Federal Housing Administration & Veterans Administration

GNMA – Government National Mortgage Association

GPM – Graduated Payment Mortgage

GSMPS – Goldman Sachs Reperforming Mortgage Securities

MASTR – Mortgage Asset Securitization Transactions, Inc.

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Limited-Term Diversified Income Fund	June 30, 2014 (Unaudited)

Assets:
Investments, at value[1]	$1,271,569,453
Short-term investments, at value[2]	36,341,831
Cash	15,027,589
Foreign currencies, at value[3]	3
Receivables for securities sold	15,129,694
Dividends and interest receivable	6,160,052
Receivables for fund shares sold	738,507
Variation margin receivable on futures contracts	194,283
Annual protection receipts on credit default swap contracts	526

Total assets	1,345,161,938

Liabilities:
Payable for securities purchased	15,359,433
Payable for fund shares redeemed	5,455,344
Income distribution payable	433,155
Other accrued expenses	649,307
Investment management fees payable	525,574
Distribution fees payable	261,879
Other affiliates payable	134,944
Trustees’ fees and expenses payable	3,715

Total liabilities	22,823,351

Total Net Assets	$1,322,338,587

Net Assets Consist of:
Paid-in capital	$1,342,916,457
Distributions in excess of net investment income	(4,606,800)
Accumulated net realized loss on investments	(32,799,072)
Net unrealized appreciation of investments and derivatives	16,828,002

Total Net Assets	$1,322,338,587

Net Asset Value
Class A:
Net assets	$644,703,355
Shares of beneficial interest outstanding, unlimited authorization, no par	75,038,926
Net asset value per share	$8.59
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.83

Class B:
Net assets	$166,868
Shares of beneficial interest outstanding, unlimited authorization, no par	19,426
Net asset value per share	$8.59

Class C:
Net assets	$212,293,022
Shares of beneficial interest outstanding, unlimited authorization, no par	24,725,390
Net asset value per share	$8.59

Class R:
Net assets	$8,637,046
Shares of beneficial interest outstanding, unlimited authorization, no par	1,005,063
Net asset value per share	$8.59

Institutional Class:
Net assets	$456,538,296
Shares of beneficial interest outstanding, unlimited authorization, no par	53,154,313
Net asset value per share	$8.59

[1]Investments, at cost	$1,254,663,233
[2]Short-term investments, at cost	36,339,852
[3]Foreign currencies, at cost	3

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Limited-Term Diversified Income Fund	Six months ended June 30, 2014 (Unaudited)

Investment Income:
Interest	$13,054,999

13,054,999

Expenses:
Management fees	3,294,563
Distribution expenses – Class A	872,936
Distribution expenses – Class B	1,270
Distribution expenses – Class C	1,171,819
Distribution expenses – Class R	23,006
Dividend disbursing and transfer agent fees and expenses	936,362
Accounting and administration expenses	233,146
Reports and statements to shareholders	84,989
Registration fees	84,105
Legal fees	58,094
Custodian fees	41,696
Trustee’s fees and expenses	34,537
Audit and tax	23,546
Other	41,482

6,901,551
Less waived distribution expenses – Class A	(349,174)
Less waived distribution expenses – Class B	(1,080)
Less expense paid indirectly	(506)

Total operating expenses	6,550,791

Net Investment Income	6,504,208

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,523,664
Foreign currencies	782
Foreign currency exchange contracts	(1,625)
Futures contracts	(4,020,705)
Swap contracts	(41,609)

Net realized gain	4,460,507

Net change in unrealized appreciation (depreciation) of:
Investments	8,158,201
Foreign currencies	(742)
Futures contracts	(1,844,253)

Net change in unrealized appreciation (depreciation)	6,313,206

Net Realized and Unrealized Gain	10,773,713

Net Increase in Net Assets Resulting from Operations	$17,277,921

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of changes in net assets

Delaware Limited-Term Diversified Income Fund

	Six months
	ended
	6/30/14	Year ended
	(Unaudited)	12/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,504,208	$16,281,727
Net realized gain (loss)	4,460,507	(47,096,474)
Net change in unrealized appreciation (depreciation)	6,313,206	(15,770,977)

Net increase (decrease) in net assets resulting from operations	17,277,921	(46,585,724)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,610,802)	—
Class B	(2,045)	—
Class C	(889,981)	—
Class R	(57,504)	—
Institutional Class	(3,864,135)	—

Return of capital:
Class A	—	(17,963,149)
Class B	—	(6,844)
Class C	—	(2,711,141)
Class R	—	(179,543)
Institutional Class	—	(10,091,546)

	(10,424,467)	(30,952,223)

Capital Share Transactions:
Proceeds from shares sold:
Class A	55,768,235	291,798,598
Class B	25,345	24,140
Class C	4,647,533	33,776,162
Class R	1,046,893	4,121,669
Institutional Class	111,751,262	254,708,224

	Six months
	ended
	6/30/14	Year ended
	(Unaudited)	12/31/13

Capital Share Transactions (continued):
Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	5,557,543	17,621,959
Class B	2,002	6,328
Class C	830,407	2,452,341
Class R	58,429	180,058
Institutional Class	3,180,306	8,643,009

	182,867,955	613,332,488

Cost of shares redeemed:
Class A	(200,535,590)	(824,723,032)
Class B	(139,431)	(414,148)
Class C	(54,440,844)	(215,368,876)
Class R	(3,186,788)	(10,316,641)
Institutional Class	(98,151,870)	(546,776,251)

	(356,454,523)	(1,597,598,948)

Decrease in net assets derived from capital share transactions	(173,586,568)	(984,266,460)

Net Decrease in Net Assets	(166,733,114)	(1,061,804,407)

Net Assets:
Beginning of period	1,489,071,701	2,550,876,108

End of period (including distributions in excess of net investment income of $4,606,800 and $686,541, respectively)	$1,322,338,587	$1,489,071,701

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months
ended
6/30/14[1]	Year ended

(Unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

$8.550	$8.850	$8.820	$8.920	$8.880	$8.180

0.044	0.079	0.096	0.145	0.192	0.328
0.064	(0.239)	0.123	0.100	0.134	0.710

0.108	(0.160)	0.219	0.245	0.326	1.038

(0.068)	—	(0.174)	(0.220)	(0.143)	(0.338)
—	(0.140)	(0.004)	—	—	—
—	—	(0.011)	(0.125)	(0.143)	—

(0.068)	(0.140)	(0.189)	(0.345)	(0.286)	(0.338)

$8.590	$8.550	$8.850	$8.820	$8.920	$8.880

1.27%	(1.81% )	2.49%	2.78%	3.70%	12.89%

$644,704	$780,359	$1,337,983	$1,210,257	$1,217,992	$958,305
0.85%	0.82%	0.81%	0.82%	0.83%	0.84%

0.95%	0.96%	0.96%	0.97%	0.98%	1.04%
1.04%	0.91%	1.07%	1.62%	2.14%	3.78%

0.94%	0.77%	0.92%	1.47%	1.99%	3.58%
46%	236%	262%	333%	411%	287%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months
ended
6/30/14[1]	Year ended

(Unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

$8.550	$8.850	$8.820	$8.920	$8.870	$8.180

0.044	0.062	0.020	0.069	0.116	0.255
0.064	(0.238)	0.123	0.101	0.144	0.700

0.108	(0.176)	0.143	0.170	0.260	0.955

(0.068)	—	(0.098)	(0.145)	(0.067)	(0.265)
—	(0.124)	(0.004)	—	—	—
—	—	(0.011)	(0.125)	(0.143)	—

(0.068)	(0.124)	(0.113)	(0.270)	(0.210)	(0.265)

$8.590	$8.550	$8.850	$8.820	$8.920	$8.870

1.27%	(1.99% )	1.62%	1.92%	2.94%	11.82%

$167	$278	$680	$1,220	$2,529	$2,884
0.85%	1.01%	1.66%	1.67%	1.68%	1.69%

1.70%	1.67%	1.66%	1.67%	1.68%	1.74%
1.04%	0.72%	0.22%	0.77%	1.29%	2.93%

0.19%	0.06%	0.22%	0.77%	1.29%	2.88%
46%	236%	262%	333%	411%	287%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/14[1]	Year ended

(Unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

$8.540	$8.850	$8.820	$8.910	$8.870	$8.180

0.008	0.005	0.020	0.069	0.116	0.255
0.074	(0.248)	0.123	0.110	0.133	0.699

0.082	(0.243)	0.143	0.179	0.249	0.954

(0.032)	—	(0.098)	(0.144)	(0.066)	(0.264)
—	(0.067)	(0.004)	—	—	—
—	—	(0.011)	(0.125)	(0.143)	—

(0.032)	(0.067)	(0.113)	(0.269)	(0.209)	(0.264)

$8.590	$8.540	$8.850	$8.820	$8.910	$8.870

0.96%	(2.75% )	1.62%	2.03%	2.82%	11.80%

$212,293	$260,073	$452,197	$500,237	$550,958	$327,809
1.70%	1.67%	1.66%	1.67%	1.68%	1.69%

1.70%	1.67%	1.66%	1.67%	1.68%	1.74%
0.19%	0.06%	0.22%	0.77%	1.29%	2.93%

0.19%	0.06%	0.22%	0.77%	1.29%	2.88%
46%	236%	262%	333%	411%	287%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/14[1]	Year ended

(Unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

$8.550	$8.850	$8.820	$8.920	$8.880	$8.180

0.029	0.048	0.065	0.114	0.161	0.298
0.064	(0.238)	0.123	0.100	0.133	0.710

0.093	(0.190)	0.188	0.214	0.294	1.008

(0.053)	—	(0.143)	(0.189)	(0.111)	(0.308)
—	(0.110)	(0.004)	—	—	—
—	—	(0.011)	(0.125)	(0.143)	—

(0.053)	(0.110)	(0.158)	(0.314)	(0.254)	(0.308)

$8.590	$8.550	$8.850	$8.820	$8.920	$8.880

1.09%	(2.16% )	2.13%	2.42%	3.34%	12.50%

$8,637	$10,672	$17,243	$16,796	$16,639	$6,331
1.20%	1.17%	1.16%	1.17%	1.18%	1.19%

1.20%	1.25%	1.26%	1.27%	1.28%	1.34%
0.69%	0.56%	0.72%	1.27%	1.79%	3.43%

0.69%	0.48%	0.62%	1.17%	1.69%	3.28%
46%	236%	262%	333%	411%	287%

Financial highlights

Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/14[1]	Year ended
(Unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

$8.550	$8.850	$8.820	$8.920	$8.870	$8.180

0.051	0.092	0.109	0.159	0.206	0.341
0.063	(0.239)	0.123	0.100	0.143	0.700

0.114	(0.147)	0.232	0.259	0.349	1.041

(0.074)	—	(0.187)	(0.234)	(0.156)	(0.351)
—	(0.153)	(0.004)	—	—	—
—	—	(0.011)	(0.125)	(0.143)	—

(0.074)	(0.153)	(0.202)	(0.359)	(0.299)	(0.351)

$8.590	$8.550	$8.850	$8.820	$8.920	$8.870

1.34%	(1.66% )	2.64%	2.94%	3.97%	12.93%

$456,538	$437,690	$742,773	$570,968	$390,769	$68,659
0.70%	0.67%	0.66%	0.67%	0.68%	0.69%

0.70%	0.67%	0.66%	0.67%	0.68%	0.74%
1.19%	1.06%	1.22%	1.77%	2.29%	3.93%

1.19%	1.06%	1.22%	1.77%	2.29%	3.88%
46%	236%	262%	333%	411%	287%

Notes to financial statements

Delaware Limited-Term Diversified Income Fund	June 30, 2014 (Unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a limited contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 2.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles

(U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Dec. 31, 2010–Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2014.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statement of operations under the caption net realized gain (loss) on foreign currencies. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended June 30, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2014, the Fund earned $506 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2014, the Fund was charged $33,248 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion, 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended June 30, 2014, the amount charged by DSC was $150,957. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25%, 1.00%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class B, Class C, and Class R shares, respectively. Effective April 30, 2014, DDLP has contractually agreed to waive Class A shares’ 12b-1 fees to 0.15% of average daily net assets through June 30, 2014.* Prior to April 30, 2014, the Fund paid an annual distribution and service fee of 0.15% of the average daily net assets of the Class A shares. DDLP has contractually agreed to waive Class B shares’ 12b-1 fees to 0.15% of average daily net assets from Jan. 1, 2014 through June 30, 2014.** Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended June 30, 2014, the Fund was charged $20,125 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended June 30, 2014, DDLP earned $2,577 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2014, DDLP received gross CDSC commissions of $36 and $482 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

* The contractual waiver period is April 30, 2014 through April 30, 2015.

** The contractual waiver period is March 1, 2013 through April 30, 2015.

3. Investments

For the six months ended June 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$573,515,668
Purchases of U.S. government securities	53,921,339
Sales other than U.S. government securities	770,827,989
Sales of U.S. government securities	53,109,180

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,291,010,988

Aggregate unrealized appreciation	$20,625,400
Aggregate unrealized depreciation	(3,725,104)

Net unrealized appreciation	$16,900,296

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$22,459,530	$3,138,469

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total

Agency, Asset Backed & Mortgage Backed Securities[1]	$—	$600,081,080	$6,016,896	$606,097,976
Corporate Debt	—	640,151,979	—	640,151,979
Foreign Debt	—	3,454,912	—	3,454,912
Senior Secured Loans[1]	—	9,101,769	510,000	9,611,769
Municipal Bonds	—	10,538,018	—	10,538,018
Convertible Preferred Stock	850,948	—	—	850,948
Short-Term Investments	—	36,341,831	—	36,341,831
U.S. Treasury Obligation	—	863,851	—	863,851

Total	$850,948	$1,300,533,440	$6,526,896	$1,307,911,284

Futures Contracts	$(80,197)	$—	$—	$(80,197)

[1]Security type is valued across multiple levels. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type: Level 2 investments represent investments with observable inputs, and Level 3 investments represent investments without observable inputs.

	Level 2	Level 3	Total

Agency, Asset & Mortgage-Backed Securities	99.01%	0.99%	100.00%
Senior Secured Loans	94.69%	5.31%	100.00%

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/14	12/31/13
Shares sold:
Class A	6,496,232	33,427,369
Class B	2,958	2,830
Class C	542,192	3,905,901
Class R	121,952	474,813
Institutional Class	13,021,723	29,323,141

Shares issued upon reinvestment of dividends and distributions:
Class A	647,992	2,034,165
Class B	233	732
Class C	96,883	283,043
Class R	6,810	20,773
Institutional Class	370,848	997,684

	21,307,823	70,470,451

Shares redeemed:
Class A	(23,370,934)	(95,339,569)
Class B	(16,247)	(47,929)
Class C	(6,349,893)	(24,867,982)
Class R	(371,545)	(1,195,141)
Institutional Class	(11,442,543)	(63,051,078)

	(41,551,162)	(184,501,699)

Net decrease	(20,243,339)	(114,031,248)

For the six months ended June 30, 2014 and the year ended Dec. 31, 2013, 8,103 Class B shares were converted to 8,109 Class A shares valued at $69,573, and 8,480 Class B shares were converted to 8,479 Class A shares valued at $73,359, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually,

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

5. Line of Credit (continued)

and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement will expire on Nov. 10, 2014.

The Fund had no amounts outstanding as of June 30, 2014 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives, (2) how they are accounted for, and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts are outstanding at June 30, 2014.

During the six months ended June 30, 2014, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2014, the Fund used futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts – The Fund may enter into credit default swap contracts (CDS) in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2014, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended June 30, 2014, the Fund did not enter into any CDS contracts as a seller of protection. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

6. Derivatives (continued)

of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) trading certain CDS basket instruments through a central counterparty.

During the six months ended June 30, 2014, the Fund used CDS contracts to hedge against a credit event.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2014.

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts	USD	3,952	USD	59,314
Futures contracts (average notional value)		—		103,125,727
CDS contracts (average notional value)*		10,560,000		—

*Long represents buying protection and short represents selling protection.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan.

As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended June 30, 2014, the Fund had no securities out on loan.

8. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

8. Credit and Market Risk (continued)

of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high-yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations held by the Fund that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities, which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2014, no securities held by the Fund have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA
Philadelphia, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President
Thomas L. Bennett	President	Sevilla-Sacasa	and Treasurer
Private Investor	Drexel University	Chief Executive Officer	3M Corporation
Rosemont, PA	Philadelphia, PA	Banco Itaú	St. Paul, MN
		International Miami, FL	J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 4, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 4, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 4, 2014